Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Cost	$ 4,330,311
Accumulated amortization:	37,694
Intangible assets, net	4,292,617
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	4,284,315
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	$ 45,996